Fair Value of Financial Assets and Liabilities-Level hierarchy classification and figures (Details) - CLP ($) $ in Millions		Dec. 31, 2019		Dec. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Financial Liabilities				$ 1,528,234
Derivative contracts for trading purposes [Member]
Disclosure of detailed information about financial instruments [line items]
Financial Assets		$ 2,724,621		1,478,533
Financial Liabilities		2,774,692		1,490,252
Fair value hedge [Member]
Disclosure of detailed information about financial instruments [line items]
Financial Assets		32		1,116
Financial Liabilities		9,286		6,164
Cash Flow hedge [Member]
Disclosure of detailed information about financial instruments [line items]
Financial Assets		61,562		34,298
Financial Liabilities		34,443		31,818
Hedge derivative contracts [Member]
Disclosure of detailed information about financial instruments [line items]
Financial Assets		61,594		35,414
Financial Liabilities		43,729		37,982
Level 2 [Member]
Disclosure of detailed information about financial instruments [line items]
Financial Liabilities		2,818,421		1,528,234
Level 2 [Member] | Derivative contracts for trading purposes [Member]
Disclosure of detailed information about financial instruments [line items]
Financial Assets		2,724,621		1,478,533
Financial Liabilities		2,774,692		1,490,252
Level 2 [Member] | Fair value hedge [Member]
Disclosure of detailed information about financial instruments [line items]
Financial Assets		32		1,116
Financial Liabilities		9,286		6,164
Level 2 [Member] | Cash Flow hedge [Member]
Disclosure of detailed information about financial instruments [line items]
Financial Assets		61,562		34,298
Financial Liabilities		34,443		31,818
Level 2 [Member] | Hedge derivative contracts [Member]
Disclosure of detailed information about financial instruments [line items]
Financial Assets		61,594		35,414
Financial Liabilities		43,729		37,982
Level 3 [Member]
Disclosure of detailed information about financial instruments [line items]
Financial Assets		62,259		43,976
Level 1 [Member]
Disclosure of detailed information about financial instruments [line items]
Financial Liabilities
Financial assets at fair value through other comprehensive income [Member]
Disclosure of detailed information about financial instruments [line items]
Financial Assets		1,366,343		1,053,191
Financial assets at fair value through other comprehensive income [Member] | Level 2 [Member]
Disclosure of detailed information about financial instruments [line items]
Financial Assets		1,291,270		930,226
Financial assets at fair value through other comprehensive income [Member] | Level 3 [Member]
Disclosure of detailed information about financial instruments [line items]
Financial Assets		7,165		23,110
Financial assets at fair value through other comprehensive income [Member] | Level 1 [Member]
Disclosure of detailed information about financial instruments [line items]
Financial Assets		67,908		99,855
Put options [Member] | Derivative contracts for trading purposes [Member]
Disclosure of detailed information about financial instruments [line items]
Financial Assets		1,076		120
Financial Liabilities		2,209		1,534
Put options [Member] | Level 2 [Member] | Derivative contracts for trading purposes [Member]
Disclosure of detailed information about financial instruments [line items]
Financial Assets		1,076		120
Financial Liabilities		2,209		1,534
Financial assets held-for-trading [Member]
Disclosure of detailed information about financial instruments [line items]
Financial Assets		1,872,355		1,745,366
Financial assets held-for-trading [Member] | Level 2 [Member]
Disclosure of detailed information about financial instruments [line items]
Financial Assets		1,347,628		1,451,858
Financial assets held-for-trading [Member] | Level 3 [Member]
Disclosure of detailed information about financial instruments [line items]
Financial Assets		55,094		20,866
Financial assets held-for-trading [Member] | Level 1 [Member]
Disclosure of detailed information about financial instruments [line items]
Financial Assets		469,633		272,642
Financial assets held-for-trading [Member] | Other instruments issued in Chile [Member]
Disclosure of detailed information about financial instruments [line items]
Financial Assets		375,337		129,607
Financial assets held-for-trading [Member] | Other instruments issued in Chile [Member] | Level 2 [Member]
Disclosure of detailed information about financial instruments [line items]
Financial Assets		316,971		107,078
Financial assets held-for-trading [Member] | Other instruments issued in Chile [Member] | Level 3 [Member]
Disclosure of detailed information about financial instruments [line items]
Financial Assets		55,094		20,866
Financial assets held-for-trading [Member] | Other instruments issued in Chile [Member] | Level 1 [Member]
Disclosure of detailed information about financial instruments [line items]
Financial Assets		3,272		1,663
Financial assets held-for-trading [Member] | Instruments issued by the Chilean Governments and Central Bank of Chile [Member]
Disclosure of detailed information about financial instruments [line items]
Financial Assets		1,123,689		4,446
Financial assets held-for-trading [Member] | Instruments issued by the Chilean Governments and Central Bank of Chile [Member] | Level 1 [Member]
Disclosure of detailed information about financial instruments [line items]
Financial Assets				4,446
Financial assets held-for-trading [Member] | Instruments issued by the Chilean Governments and Central Bank of Chile [Member]
Disclosure of detailed information about financial instruments [line items]
Financial Assets				1,523,472
Financial assets held-for-trading [Member] | Instruments issued by the Chilean Governments and Central Bank of Chile [Member] | Level 2 [Member]
Disclosure of detailed information about financial instruments [line items]
Financial Assets		1,030,657		1,344,780
Financial assets held-for-trading [Member] | Instruments issued by the Chilean Governments and Central Bank of Chile [Member] | Level 1 [Member]
Disclosure of detailed information about financial instruments [line items]
Financial Assets		93,032		178,692
Swaps [Member] | Derivative contracts for trading purposes [Member]
Disclosure of detailed information about financial instruments [line items]
Financial Assets		1,761,952		738,130
Financial Liabilities		2,097,022		854,708
Swaps [Member] | Level 2 [Member] | Derivative contracts for trading purposes [Member]
Disclosure of detailed information about financial instruments [line items]
Financial Assets		1,761,952		738,130
Financial Liabilities		2,097,022		854,708
Call Options [Member] | Derivative contracts for trading purposes [Member]
Disclosure of detailed information about financial instruments [line items]
Financial Assets		4,961		4,839
Financial Liabilities		1,529		2,921
Call Options [Member] | Level 2 [Member] | Derivative contracts for trading purposes [Member]
Disclosure of detailed information about financial instruments [line items]
Financial Assets		4,961		4,839
Financial Liabilities		1,529		2,921
Forwards [Member] | Derivative contracts for trading purposes [Member]
Disclosure of detailed information about financial instruments [line items]
Financial Assets		956,632		735,444
Financial Liabilities		673,932		631,089
Forwards [Member] | Level 2 [Member] | Derivative contracts for trading purposes [Member]
Disclosure of detailed information about financial instruments [line items]
Financial Assets		956,632		735,444
Financial Liabilities		673,932		631,089
Other instruments issued in Chile [Member]
Disclosure of detailed information about financial instruments [line items]
Financial Assets		2,786,215		1,513,947
Other instruments issued in Chile [Member] | Level 2 [Member]
Disclosure of detailed information about financial instruments [line items]
Financial Assets		2,786,215		1,513,947
Mutual fund investments [Member]
Disclosure of detailed information about financial instruments [line items]
Financial Assets		373,329		87,841
Mutual fund investments [Member] | Level 1 [Member]
Disclosure of detailed information about financial instruments [line items]
Financial Assets		373,329		87,841
Financial assets available-for-sale [Member]
Disclosure of detailed information about financial instruments [line items]
Financial Assets
Financial assets available-for-sale [Member] | Level 2 [Member]
Disclosure of detailed information about financial instruments [line items]
Financial Assets
Financial assets available-for-sale [Member] | Level 3 [Member]
Disclosure of detailed information about financial instruments [line items]
Financial Assets
Financial assets available-for-sale [Member] | Level 1 [Member]
Disclosure of detailed information about financial instruments [line items]
Financial Assets
Financial assets available-for-sale [Member] | Other instruments issued in Chile [Member]
Disclosure of detailed information about financial instruments [line items]
Financial Assets
Financial assets available-for-sale [Member] | Instruments issued by the Chilean Governments and Central Bank of Chile [Member]
Disclosure of detailed information about financial instruments [line items]
Financial Assets
Financial assets available-for-sale [Member] | Instruments issued by the Chilean Governments and Central Bank of Chile [Member] | Level 3 [Member]
Disclosure of detailed information about financial instruments [line items]
Financial Assets
Financial assets available-for-sale [Member] | Instruments issued by the Chilean Governments and Central Bank of Chile [Member] | Level 1 [Member]
Disclosure of detailed information about financial instruments [line items]
Financial Assets
Financial assets available-for-sale [Member] | Instruments issued by the Chilean Governments and Central Bank of Chile [Member]
Disclosure of detailed information about financial instruments [line items]
Financial Assets
Financial assets available-for-sale [Member] | Instruments issued by the Chilean Governments and Central Bank of Chile [Member] | Level 2 [Member]
Disclosure of detailed information about financial instruments [line items]
Financial Assets
Financial assets available-for-sale [Member] | Instruments issued by the Chilean Governments and Central Bank of Chile [Member] | Level 1 [Member]
Disclosure of detailed information about financial instruments [line items]
Financial Assets
Other assets [Member]
Disclosure of detailed information about financial instruments [line items]
Financial Assets
Other assets [Member] | Level 1 [Member]
Disclosure of detailed information about financial instruments [line items]
Financial Assets
Trading equity instruments [Member] | Financial assets at fair value through other comprehensive income [Member]
Disclosure of detailed information about financial instruments [line items]
Financial Assets		8,497		9,751
Trading equity instruments [Member] | Financial assets at fair value through other comprehensive income [Member] | Level 2 [Member]
Disclosure of detailed information about financial instruments [line items]
Financial Assets		7,446		8,939
Trading equity instruments [Member] | Financial assets at fair value through other comprehensive income [Member] | Level 3 [Member]
Disclosure of detailed information about financial instruments [line items]
Financial Assets		96		89
Trading equity instruments [Member] | Financial assets at fair value through other comprehensive income [Member] | Level 1 [Member]
Disclosure of detailed information about financial instruments [line items]
Financial Assets		955		723
Trading equity instruments [Member] | Financial assets at fair value through other comprehensive income [Member] | Other instruments issued in Chile [Member]
Disclosure of detailed information about financial instruments [line items]
Financial Assets		7,446		8,939
Trading equity instruments [Member] | Financial assets at fair value through other comprehensive income [Member] | Other instruments issued in Chile [Member] | Level 2 [Member]
Disclosure of detailed information about financial instruments [line items]
Financial Assets		7,446		8,939
Trading equity instruments [Member] | Financial assets at fair value through other comprehensive income [Member] | Instruments issued by the Chilean Governments and Central Bank of Chile [Member]
Disclosure of detailed information about financial instruments [line items]
Financial Assets		1,051		812
Trading equity instruments [Member] | Financial assets at fair value through other comprehensive income [Member] | Instruments issued by the Chilean Governments and Central Bank of Chile [Member] | Level 3 [Member]
Disclosure of detailed information about financial instruments [line items]
Financial Assets		96		89
Trading equity instruments [Member] | Financial assets at fair value through other comprehensive income [Member] | Instruments issued by the Chilean Governments and Central Bank of Chile [Member] | Level 1 [Member]
Disclosure of detailed information about financial instruments [line items]
Financial Assets		955		723
Debt instruments [Member] | Financial assets at fair value through other comprehensive income [Member]
Disclosure of detailed information about financial instruments [line items]
Financial Assets	[1]	1,357,846		1,043,440
Debt instruments [Member] | Financial assets at fair value through other comprehensive income [Member] | Level 2 [Member]
Disclosure of detailed information about financial instruments [line items]
Financial Assets	[1]	1,283,824		921,287
Debt instruments [Member] | Financial assets at fair value through other comprehensive income [Member] | Level 3 [Member]
Disclosure of detailed information about financial instruments [line items]
Financial Assets	[1]	7,069		23,021
Debt instruments [Member] | Financial assets at fair value through other comprehensive income [Member] | Level 1 [Member]
Disclosure of detailed information about financial instruments [line items]
Financial Assets		66,593	[1]	99,132
Debt instruments [Member] | Financial assets at fair value through other comprehensive income [Member] | Other instruments issued in Chile [Member]
Disclosure of detailed information about financial instruments [line items]
Financial Assets	[1]	1,228,931		770,674
Debt instruments [Member] | Financial assets at fair value through other comprehensive income [Member] | Other instruments issued in Chile [Member] | Level 2 [Member]
Disclosure of detailed information about financial instruments [line items]
Financial Assets	[1]	1,221,862		747,653
Debt instruments [Member] | Financial assets at fair value through other comprehensive income [Member] | Other instruments issued in Chile [Member] | Level 3 [Member]
Disclosure of detailed information about financial instruments [line items]
Financial Assets	[1]	7,069		23,021
Debt instruments [Member] | Financial assets at fair value through other comprehensive income [Member] | Instruments issued by the Chilean Governments and Central Bank of Chile [Member]
Disclosure of detailed information about financial instruments [line items]
Financial Assets	[1]	19,853		108,544
Debt instruments [Member] | Financial assets at fair value through other comprehensive income [Member] | Instruments issued by the Chilean Governments and Central Bank of Chile [Member] | Level 2 [Member]
Disclosure of detailed information about financial instruments [line items]
Financial Assets	[1]	19,853		108,544
Debt instruments [Member] | Financial assets at fair value through other comprehensive income [Member] | Instruments issued by the Chilean Governments and Central Bank of Chile [Member]
Disclosure of detailed information about financial instruments [line items]
Financial Assets	[1]	109,062		164,222
Debt instruments [Member] | Financial assets at fair value through other comprehensive income [Member] | Instruments issued by the Chilean Governments and Central Bank of Chile [Member] | Level 2 [Member]
Disclosure of detailed information about financial instruments [line items]
Financial Assets	[1]	42,109		65,090
Debt instruments [Member] | Financial assets at fair value through other comprehensive income [Member] | Instruments issued by the Chilean Governments and Central Bank of Chile [Member] | Level 1 [Member]
Disclosure of detailed information about financial instruments [line items]
Financial Assets	[1]	$ 66,593		$ 99,132

[1]	As of December 31, 2019, 98% of instruments of Level 3 have denomination "Investment Grade". Also, 100% of total of these financial instruments correspond to domestic issuers.